Goodwill And Identifiable Intangible Assets (Schedule Of Estimated Amortization Expense For Intangible Assets) (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
Mar. 31, 2012
Impaired Intangible Assets [Line Items]
2013	¥ 277
2014	277
2015	264
2016	220
2017	¥ 219